Credit risk - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Assets obtained by taking possession of collateral or calling on other credit enhancements	£ 285.0	£ 229.0
Loans and advances to customers	441,907.0	433,124.0
Total	£ (584,365.0)	£ (578,584.0)
Percentage of mortgage portfolio	20.90%	20.20%
Modified | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	£ 0.0	£ 5.0
Modified | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to banks and customers	0.0	180.0
Irrevocable loan commitments and contingencies
Disclosure of credit risk exposure [line items]
Fair value of collateral held	17,181.0	13,036.0
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	(441,907.0)	(433,124.0)
Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(5,601.0)	(5,998.0)
Financial assets, subject to partial write-off	971.0	1,167.0
Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(43,499.0)	(51,511.0)
Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(386,787.0)	(367,974.0)
Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(6,020.0)	(7,641.0)
Commercial loans
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged, at fair value	563.0	598.0
Stock borrowed
Disclosure of credit risk exposure [line items]
Collateral held permitted to be sold or repledged, at fair value	10,329.0	7,979.0
Collateral sold or repledged in absence of default by owner of collateral, at fair value	3,970.0	2,087.0
Accumulated impairment
Disclosure of credit risk exposure [line items]
Total	3,453.0	4,021.0
Accumulated impairment | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,110.0	1,136.0
Accumulated impairment | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,284.0	1,621.0
Accumulated impairment | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	872.0	1,051.0
Accumulated impairment | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	187.0	213.0
Accumulated impairment | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total	356.0	340.0
Accumulated impairment | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	72.0	63.0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	115.0	91.0
Accumulated impairment | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	169.0	186.0
Accumulated impairment | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Accumulated impairment | Retail – UK Motor Finance | Residual Value Impairment And Voluntary Terminations
Disclosure of credit risk exposure [line items]
Total	178.0	187.0
Accumulated impairment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	3,183.0	3,693.0	£ 4,475.0
Accumulated impairment | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,107.0	1,133.0	1,752.0
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	1,159.0	1,462.0	1,792.0
Accumulated impairment | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	730.0	885.0	678.0
Accumulated impairment | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	187.0	213.0	253.0
Accumulated impairment | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	358.0
Accumulated impairment | Other retail lending | Stage 1 and 2
Disclosure of credit risk exposure [line items]
Total	360.0	378.0
Accumulated impairment | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	149.0	133.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees
Disclosure of credit risk exposure [line items]
Total	265.0	314.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	2.0	2.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	125.0	159.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	138.0	153.0
Accumulated impairment | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Carrying value £m | Retail – UK Motor Finance
Disclosure of credit risk exposure [line items]
Total	(16,419.0)	(15,680.0)
Carrying value £m | Retail – UK Motor Finance | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(124.0)	(112.0)
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(2,398.0)	(2,027.0)
Carrying value £m | Retail – UK Motor Finance | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(13,897.0)	(13,541.0)
Carrying value £m | Retail – UK Motor Finance | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	0.0	0.0
Carrying value £m | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Total	(445,090.0)	(436,817.0)	(440,102.0)
Carrying value £m | Loans and advances to customers | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(6,708.0)	(7,131.0)	(7,611.0)
Financial assets, subject to partial write-off	297.0	364.0
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(44,658.0)	(52,973.0)	(60,103.0)
Carrying value £m | Loans and advances to customers | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(387,517.0)	(368,859.0)	(362,766.0)
Carrying value £m | Loans and advances to customers | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(6,207.0)	(7,854.0)	£ (9,622.0)
Carrying value £m | Other retail lending | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(351.0)
Carrying value £m | Other retail lending | Stage 1 and 2
Disclosure of credit risk exposure [line items]
Total	(60,720.0)	(55,814.0)
Carrying value £m | Commercial loans | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(447.0)	(503.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 3 £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(95.0)	(144.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(4,505.0)	(5,948.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | Stage 1 and 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Total	(124,308.0)	(116,583.0)
Carrying value £m | Provisions in relation to loan commitments and financial guarantees | POCI £m | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Total	(39.0)
Later than one year
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 383,009.0	£ 377,462.0